UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950	Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: SUM0703 One Lincoln Street Boston, MA 02111

Registrant’s telephone number, including area code:  (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2018

Shares	Description	Fair Value

COMMON STOCKS — 61.1%

Bermuda — 0.7%

1,196,000	Jardine Strategic Holdings Ltd.	$43,905,160

China — 0.7%

140,032	Baidu Inc., ADR (a)	22,209,075
15,063,640	Clear Media Ltd.	11,753,891
59,362,000	Springland International Holdings Ltd.	11,750,348

		45,713,314

France — 7.9%
278,388	Alten SA	23,188,607
21,060,011	Bolloré SA	84,453,252
119,920	Bolloré SA NV (a)	471,276
7,088,689	Bureau Veritas SA	144,528,554
1,873,986	Criteo SA, ADR (a)	42,576,962
33,268	Financière de l’Odet SA	30,340,973
11,239	Robertet SA	6,773,344
49,989	Séché Environnement SA	1,523,512
1,544,484	Sodexo SA	158,378,487
124,052	Wendel SA	14,881,277

		507,116,244

Germany — 2.3%
1,783,029	Bayerische Motoren Werke AG	144,402,321

Hong Kong — 0.2%
10,035,658	Hongkong & Shanghai Hotels Ltd.	14,225,886

Ireland — 2.4%
37,092,200	AIB Group Plc	156,394,023

Japan — 6.6%
458,400	ASKUL Corp.	9,835,151
11,786,300	Astellas Pharma Inc.	149,993,943
383,400	Benesse Holdings Inc.	9,749,012
2,069,500	F@N Communications Inc.	10,173,999
167,700	FANUC Corp.	25,211,629
317,600	Icom Inc.	5,709,165
245,100	Medikit Co., Ltd.	12,416,151
3,742,600	Miraca Holdings Inc. (b)	84,356,568
131,300	Nitto Kohki Co., Ltd.	2,543,954
283,900	Okinawa Cellular Telephone Co.	9,295,505
521,000	Rohto Pharmaceutical Co., Ltd.	14,066,743
291,000	Seven & i Holdings Co., Ltd.	12,670,834
302,200	Techno Medica Co., Ltd.	5,747,723
1,023,400	Toho Co., Ltd.	36,984,172
13,064,900	Yahoo Japan Corp.	32,821,712

		421,576,261

Malaysia — 0.3%

21,707,100	Genting Malaysia Berhad	15,863,386

Mexico — 1.3%
19,083,122	Grupo México SAB de CV, Series ‘B’	39,396,097
4,273,900	Kimberly-Clark de México SAB de CV, Class ‘A’	6,807,184
3,607,992	Promotora y Operadora de Infraestructura SAB de CV	34,486,762

		80,690,043

Netherlands — 2.6%
982,657	Airbus SE	94,528,795

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2018

Shares	Description	Fair Value

Netherlands — 2.6% (continued)

2,806,942	Royal Boskalis Westminster N.V.	$69,884,829

		164,413,624

Norway — 0.0%
25,059	Golden Close Maritime Corp. Ltd. (a)	14,853

Singapore — 0.4%
24,313,199	First Resources Ltd.	27,471,533

South Africa — 0.2%
3,290,360	Net 1 U.E.P.S. Technologies Inc. (a)(b)	15,431,788

South Korea — 7.4%
714,896	Daou Technology Inc.	12,026,255
260,308	Hyundai Mobis Co., Ltd.	44,224,286
730,203	Hyundai Motor Co.	77,442,186
4,093,288	Kangwon Land Inc.	117,332,490
101,709	KIWOOM Securities Co., Ltd.	7,093,997
676,288	KT&G Corp.	61,524,034
4,336,502	Samsung Electronics Co., Ltd.	150,045,883

		469,689,131

Switzerland — 5.1%
1,820,626	Compagnie Financière Richemont SA	117,006,963
1,865,305	Nestlé SA	151,650,876
4,351,692	UBS Group AG	54,322,000

		322,979,839

Thailand — 0.1%
29,656,800	Thaicom PCL	5,507,628

United Kingdom — 1.9%
3,562,814	Antofagasta Plc	35,566,380
8,535,810	Millennium & Copthorne Hotels Plc	50,862,792
3,332,844	WPP Plc	35,963,925

		122,393,097

United States — 20.5%
1,003,701	Acuity Brands Inc.	115,375,430
10,958	Alphabet Inc., Class ‘A’ (a)	11,450,672
34,590	Alphabet Inc., Class ‘C’ (a)	35,821,750
925,182	Astronics Corp. (a)	28,171,792
4,758,207	Bank of America Corp.	117,242,220
715	Berkshire Hathaway Inc., Class ‘A’ (a)	218,790,000
178,724	Berkshire Hathaway Inc., Class ‘B’ (a)	36,491,866
1,955,880	Cimarex Energy Co.	120,580,002
432,350	CVS Health Corp.	28,327,572
577,072	DaVita Inc. (a)	29,696,125
452,895	Goldman Sachs Group Inc.	75,656,110
493,063	Mastercard Inc., Class ‘A’	93,016,335
5,027,182	News Corp., Class ‘A’	57,058,516
1,014,002	News Corp., Class ‘B’	11,711,723
298,370	Omnicom Group Inc.	21,852,619
2,887,944	Oracle Corp.	130,390,671
2,259,523	Qurate Retail Inc. (a)	44,105,889
2,745,910	Schlumberger Ltd.	99,072,433
352,237	United Technologies Corp.	37,506,196

		1,312,317,921

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2018

Shares		Description	Fair Value

Uruguay — 0.5%

3,792,345		Arcos Dorados Holdings Inc., Class ‘A’	$29,959,525

		TOTAL COMMON STOCKS
		(Cost — $3,485,640,390)	3,900,065,577

Principal
Amount

CORPORATE NOTES & BONDS — 2.6%

South Africa — 0.7%

46,498,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	46,093,467

United Kingdom — 0.2%

		Ensco Plc:
2,134,000	USD	8% due 1/31/2024	1,765,885
7,163,000	USD	4.5% due 10/1/2024	4,691,765
6,830,000	USD	5.2% due 3/15/2025	4,576,100

			11,033,750

United States — 1.7%

19,963,000	USD	Era Group Inc., 7.75% due 12/15/2022	19,264,295
29,142,000	USD	Intelsat Jackson Holdings SA, 5.5% due 8/1/2023	25,499,250
		Rowan Cos., Inc.:
17,328,000	USD	4.875% due 6/1/2022	14,360,580
16,336,000	USD	4.75% due 1/15/2024	12,415,360
34,901,000	USD	7.375% due 6/15/2025	28,182,558
10,154,753	USD	Tidewater Inc., 8% due 8/1/2022	10,078,592

			109,800,635

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $168,612,332)	166,927,852

CONVERTIBLE BONDS — 0.1%

United Kingdom — 0.1%
4,773,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	3,168,146

		TOTAL CONVERTIBLE BONDS
		(Cost — $5,005,790)	3,168,146

Ounces

COMMODITIES — 6.4%

320,638		Gold Bullion (a)	411,099,626

		TOTAL COMMODITIES
		(Cost — $449,499,017)	411,099,626

Principal
Amount

SHORT-TERM INVESTMENTS — 31.4%

Commercial Paper — 31.3%

		Apple Inc.:
23,500,000	USD	2.35% due 1/4/2019 (c)	23,493,498
50,000,000	USD	2.3% due 1/11/2019 (c)	49,961,958
50,000,000	USD	2.46% due 2/7/2019 (c)	49,866,472
65,600,000	USD	BASF SE, 2.5% due 1/11/2019 (c)	65,552,094
		Boeing Co.:
50,000,000	USD	2.38% due 1/2/2019 (c)	49,993,547
50,000,000	USD	2.6% due 2/20/2019 (c)	49,820,509
		Chevron Corp.:
50,000,000	USD	2.32% due 1/16/2019 (c)	49,945,845

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2018

Principal
Amount		Description	Fair Value

Commercial Paper — 31.3% (continued)
50,000,000	USD	2.38% due 1/17/2019 (c)	$49,942,389
50,000,000	USD	2.47% due 1/29/2019 (c)	49,900,232
		Consolidated Edison Co. Inc.:
50,000,000	USD	2.75% due 1/7/2019 (c)	49,974,334
50,000,000	USD	2.75% due 1/10/2019 (c)	49,963,028
50,000,000	USD	2.91% due 1/14/2019 (c)	49,947,636
50,000,000	USD	Duke Energy Corp., 2.8% due 1/3/2019 (c)	49,989,021
		E.I. Du Pont de Nemours & Co.:
1,200,000	USD	2.88% due 1/8/2019 (c)	1,199,280
50,000,000	USD	2.86% due 1/9/2019 (c)	49,966,125
		Emerson Electric Co.:
50,000,000	USD	2.36% due 1/3/2019 (c)	49,990,291
22,300,000	USD	2.39% due 1/8/2019 (c)	22,288,270
27,700,000	USD	2.4% due 1/8/2019 (c)	27,685,430
		Engie SA:
50,000,000	USD	2.5% due 1/7/2019 (c)	49,977,055
50,000,000	USD	2.5% due 1/8/2019 (c)	49,973,711
50,000,000	USD	2.48% due 1/9/2019 (c)	49,970,350
		Exxon Mobil Corp.:
50,000,000	USD	2.29% due 1/3/2019	49,990,008
50,000,000	USD	2.32% due 1/4/2019	49,986,661
50,000,000	USD	2.39% due 1/10/2019	49,966,403
71,000,000	USD	2.42% due 1/17/2019	70,918,192
50,000,000	USD	Florida Power & Light Co., 2.85% due 2/6/2019	49,854,929
		Henkel Corp.:
50,000,000	USD	2.4% due 1/4/2019 (c)	49,986,850
50,000,000	USD	2.38% due 1/8/2019 (c)	49,973,366
49,400,000	USD	2.42% due 1/11/2019 (c)	49,363,472
26,100,000	USD	2.5% due 1/17/2019 (c)	26,069,644
		Hershey Co.:
19,800,000	USD	2.38% due 1/4/2019 (c)	19,794,856
50,000,000	USD	2.37% due 1/8/2019 (c)	49,973,700
50,000,000	USD	2.4% due 1/14/2019 (c)	49,953,080
50,000,000	USD	2.4% due 1/15/2019 (c)	49,949,584
50,000,000	USD	LVMH Moët Hennessy Louis Vuitton SE, 2.57% due 1/30/2019 (c)	49,888,750
50,000,000	USD	Novartis Finance Corp., 2.37% due 1/4/2019 (c)	49,987,122
		Roche Holdings, Inc.:
50,000,000	USD	2.28% due 1/3/2019 (c)	49,990,375
50,000,000	USD	2.3% due 1/9/2019 (c)	49,970,562
		Siemens Capital Co., LLC:
50,000,000	USD	2.5% due 2/4/2019 (c)	49,878,959
50,000,000	USD	2.5% due 2/5/2019 (c)	49,875,400
50,000,000	USD	Unilever Capital Corp., 2.4% due 1/22/2019 (c)	49,924,620
		Walmart Inc.:
32,900,000	USD	2.36% due 1/7/2019 (c)	32,884,903
17,100,000	USD	2.41% due 1/7/2019 (c)	17,092,153
50,000,000	USD	2.48% due 1/18/2019 (c)	49,937,625

			2,004,612,289

Treasury Bills — 0.1%
4,000,000	USD	U.S. Treasury Bill, due 3/7/2019 (d)	3,982,794

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2018

TOTAL SHORT-TERM INVESTMENTS
(Cost — $2,008,730,594)	2,008,595,083

TOTAL INVESTMENTS — 101.6% (Cost — $6,117,488,123)	6,489,856,284
Liabilities In Excess of Other Assets — (1.6)%	(101,413,131)

TOTAL NET ASSETS — 100.0%	$6,388,443,153

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2018:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH		LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT DECEMBER 31, 2018	NET UNREALIZED APPRECIATION/ (DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/08/2019	AUD	39,156,000	$28,887,350	$27,610,899	$1,276,451
euro	State Street Bank & Trust Co.	03/08/2019	EUR	78,828,000	90,390,784	90,802,818	(412,034)
Japanese yen	State Street Bank & Trust Co.	03/08/2019	JPY	11,787,800,000	104,800,982	108,058,699	(3,257,717)
South Korean won	State Street Bank & Trust Co.	01/09/2019	KRW	215,462,000,000	192,076,657	193,456,837	(1,380,180)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(3,773,480)

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
AUD	-	Australian dollar
EUR	-	euro
JPY	-	Japanese yen
KRW	-	South Korean won
NV	-	Non-voting
USD	-	United States dollar

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

SECURITY	SHARES HELD AT SEPTEMBER 30, 2018	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT DECEMBER 31, 2018	FAIR VALUE AT DECEMBER 31, 2018	REALIZED LOSS	CHANGE IN UNREALIZED DEPRECIATION	DIVIDEND INCOME*

Miraca Holdings
Inc. **	2,133,000	1,639,300	29,700	3,742,600	$84,356,568	$(458,929)	$(9,140,884)	—
Net 1 U.E.P.S.
Technologies Inc.	3,290,360	—	—	3,290,360	15,431,788	—	(10,891,092)	—

Total					$99,788,356	$(458,929)	$(20,031,976)	—

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at September 30, 2018.

(c)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(d)
This security is held at the custodian as collateral for forward foreign currency contracts sold. As of December 31, 2018, portfolio securities valued at $3,982,794 were segregated, of which $1,380,180 is used to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	13.0%
Industrials	10.5%
Gold & Gold Mining	7.2%
Financials	6.6%
Technology	6.5%
Communication Services	5.8%

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2018

Health Care	5.1%
Energy	5.0%
Holding Company	4.9%
Consumer Staples	4.3%
Materials	1.3%
Short-Term Investments	31.4%
Other(a)	(1.6)%

(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments December 31, 2018

Shares	Description	Fair Value

COMMON STOCKS — 78.6%
Australia — 0.4%
27,636,120	WPP AUNZ Ltd.	$11,095,333

Belgium — 0.4%
300,568	D’Ieteren SA/NV	11,336,848

Bermuda — 1.0%
835,726	Jardine Strategic Holdings Ltd.	30,679,501

Brazil — 0.4%
1,740,200	TOTVS SA	12,153,367

Chile — 0.4%
521,281	Compañía Cervecerías Unidas SA, ADR	13,099,792

China — 2.6%
124,541	Baidu Inc., ADR (a)	19,752,203
39,338,030	Clear Media Ltd. (b)	30,694,766
58,502,000	Phoenix Media Investment (Holdings) Ltd.	5,453,861
2,831,178	Phoenix New Media Ltd., ADR (a)	9,059,770
59,123,000	Springland International Holdings Ltd.	11,703,039

		76,663,639

France — 12.7%
269,593	Alten SA	22,456,019
12,439,423	Bolloré SA	49,883,627
70,811	Bolloré SA NV (a)	278,282
5,578,415	Bureau Veritas SA	113,736,158
1,250,740	Criteo SA, ADR (a)	28,416,813
28,355	Financière de l’Odet SA	25,860,234
1,565,775	Groupe SFPI SA	3,875,010
11,138	Robertet SA	6,712,475
5,830	Robertet SA-CI	2,721,986
283,735	Séché Environnement SA	8,647,375
1,050,976	Sodexo SA	107,771,909
57,203	Wendel SA	6,862,071

		377,221,959

Germany — 2.2%
823,427	Bayerische Motoren Werke AG	66,686,953

Hong Kong — 1.7%
57,445,500	APT Satellite Holdings Ltd. (b)	22,815,338
20,753,000	Asia Satellite Telecommunications Holdings Ltd. (b)	13,966,964
10,037,416	Hongkong & Shanghai Hotels Ltd.	14,228,378

		51,010,680

India — 0.8%
340,528	Bajaj Holdings and Investment Ltd.	14,388,850
38,180,444	South Indian Bank Ltd.	8,476,644

		22,865,494

Indonesia — 0.2%
270,137,200	PT Bank Bukopin Tbk (a)	5,109,213

Ireland — 3.1%
21,811,979	AIB Group Plc	91,967,129

Japan — 14.2%
451,870	Arcland Sakamoto Co., Ltd.	5,514,256
477,700	ASKUL Corp.	10,249,240

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments December 31, 2018

Shares	Description	Fair Value

Japan — 14.2% (continued)
7,107,400	Astellas Pharma Inc.	$90,449,670
68,600	The Bank of Okinawa Ltd.	1,974,557
302,900	Benesse Holdings Inc.	7,702,076
606,800	Doshisha Co., Ltd.	9,711,586
421,300	EPS Holdings Inc.	6,361,111
4,019,800	F@N Communications Inc. (b)	19,761,990
136,200	FANUC Corp.	20,475,992
1,560,800	Fujitec Co., Ltd.	16,621,041
1,098,100	Hi-Lex Corp.	21,722,964
315,100	Icom Inc.	5,664,225
104,300	Medikit Co., Ltd.	5,283,576
1,949,300	Miraca Holdings Inc.	43,936,370
211,400	Nitto Kohki Co., Ltd.	4,095,901
252,900	Okinawa Cellular Telephone Co.	8,280,498
515,700	Retail Partners Co., Ltd.	5,234,687
551,800	Rohto Pharmaceutical Co., Ltd.	14,898,328
336,600	San-A Co., Ltd.	12,788,001
10,100	Secom Joshinetsu Co., Ltd.	294,374
227,300	Seven & i Holdings Co., Ltd.	9,897,184
478,375	Shingakukai Holdings Co., Ltd.	2,330,354
283,350	Shofu Inc.	2,792,218
900	SK Kaken Co., Ltd.	417,418
332,700	Sumitomo Seika Chemicals Co., Ltd.	12,862,407
544,900	Techno Medica Co., Ltd. (b)	10,363,781
920,300	Toho Co., Ltd.	33,258,290
235,300	Transcosmos Inc.	4,973,057
8,185,900	Yahoo Japan Corp.	20,564,662
773,400	Yondoshi Holdings Inc.	15,374,395

		423,854,209

Malaysia — 0.5%
22,788,800	Genting Malaysia Berhad	16,653,884

Mexico — 3.8%
1,903,072	Corporativo Fragua, SAB de CV	26,146,752
11,473,062	Grupo Comercial Chedraui SAB de CV	23,055,006
9,732,845	Grupo México SAB de CV, Series ‘B’	20,092,945
3,086,100	Kimberly-Clark de México SAB de CV, Class ‘A’	4,915,335
2,801,240	Promotora y Operadora de Infraestructura SAB de CV	26,775,474
5,261,201	Quálitas Controladora, SAB de CV	11,072,972

		112,058,484

Netherlands — 4.1%
689,665	Airbus SE	66,343,802
2,229,339	Royal Boskalis Westminster N.V.	55,504,166

		121,847,968

Norway — 0.0%
12,326	Golden Close Maritime Corp. Ltd. (a)	7,306

Singapore — 3.7%
44,476,800	First Resources Ltd.	50,254,428
6,953,720	Haw Par Corp. Ltd.	61,325,591

		111,580,019

South Africa — 0.4%
2,536,102	Net 1 U.E.P.S. Technologies Inc. (a)	11,894,318

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments December 31, 2018

Shares	Description	Fair Value

South Korea — 12.4%
1,177,650	Daou Technology Inc.	$19,810,880
223,849	DONGKOOK Pharmaceutical Co., Ltd.	11,615,974
95,008	Fursys Inc.	2,610,116
187,392	Hyundai Mobis Co., Ltd.	31,836,429
440,522	Hyundai Motor Co.	46,719,867
2,783,100	Kangwon Land Inc.	79,776,466
130,455	KIWOOM Securities Co., Ltd.	9,098,973
456,291	KT&G Corp.	41,510,219
1,237,634	Kyung Dong Pharmaceutical Co., Ltd. (b)	12,622,522
2,506,683	Samsung Electronics Co., Ltd.	86,732,916
1,572,049	WHANIN Pharmaceutical Co., Ltd. (b)	27,039,845

		369,374,207

Switzerland — 5.8%
879,435	Compagnie Financière Richemont SA	56,519,032
1,045,633	Nestlé SA	85,010,848
2,566,819	UBS Group AG	32,041,500

		173,571,380

Thailand — 0.2%
29,001,600	Thaicom PCL	5,385,949

United Kingdom — 3.9%
2,970,475	Antofagasta Plc	29,653,258
34,629,750	Avanti Communications Group Plc (a)	1,101,270
6,453,333	Millennium & Copthorne Hotels Plc	38,453,824
9,221,239	Mitie Group Plc	12,999,248
3,040,013	WPP Plc	32,804,056

		115,011,656

United States — 2.9%
2,566,146	News Corp., Class ‘A’	29,125,757
1,027,872	News Corp., Class ‘B’	11,871,922
1,252,901	Schlumberger Ltd.	45,204,668

		86,202,347

Uruguay — 0.8%
2,962,893	Arcos Dorados Holdings Inc., Class ‘A’	23,406,855

	TOTAL COMMON STOCKS
	(Cost — $2,412,569,852)	2,340,738,490

PREFERRED STOCKS — 0.8%

Germany — 0.8%

73,719	KSB SE & Co. KgaA Vorzug	22,966,381

	TOTAL PREFERRED STOCKS
	(Cost — $28,504,131)	22,966,381

Principal
Amount

CORPORATE NOTES & BONDS — 2.6%
South Africa — 0.8%
23,118,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	22,916,873

United Kingdom — 0.4%
6,379,821	USD	Avanti Communications Group Plc, 9% due 10/1/2022 (9% PIK) (c)(d)	4,402,076
		Ensco Plc:
510,000	USD	8% due 1/31/2024	422,025
3,819,000	USD	4.5% due 10/1/2024	2,501,445

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments December 31, 2018

Principal
Amount		Description	Fair Value

United Kingdom — 0.4% (continued)
7,117,000	USD	5.2% due 3/15/2025	$4,768,390

			12,093,936

United States — 1.4%
13,873,000	USD	Intelsat Jackson Holdings SA, 5.5% due 8/1/2023	12,138,875
		Rowan Cos., Inc.:
8,168,000	USD	4.875% due 6/1/2022	6,769,230
8,844,000	USD	4.75% due 1/15/2024	6,721,440
19,865,000	USD	7.375% due 6/15/2025	16,040,988

			41,670,533

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $81,042,202)	76,681,342

CONVERTIBLE BONDS — 0.2%
United Kingdom — 0.2%
7,412,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	4,919,819

		TOTAL CONVERTIBLE BONDS
		(Cost — $9,272,521)	4,919,819

SUPRANATIONAL BONDS — 0.1%
Luxembourg — 0.1%
37,500,000	NOK	European Investment Bank, 1.125% due 5/15/2020	4,332,457

		TOTAL SUPRANATIONAL BONDS
		(Cost — $4,558,249)	4,332,457

Ounces

COMMODITIES — 7.6%
177,529		Gold Bullion (a)	227,615,422

		TOTAL COMMODITIES
		(Cost — $251,816,029)	227,615,422

Principal
Amount

SHORT-TERM INVESTMENTS — 9.9%
Commercial Paper — 9.8%
7,300,000	USD	Apple Inc., 2.35% due 1/4/2019 (c)	7,297,980
25,000,000	USD	Consolidated Edison Co. Inc., 2.87% due 1/8/2019 (c)	24,985,295
41,000,000	USD	E.I. Du Pont de Nemours & Co., 2.88% due 1/8/2019 (c)	40,975,400
		Emerson Electric Co.:
9,700,000	USD	2.39% due 1/8/2019 (c)	9,694,898
15,300,000	USD	2.4% due 1/8/2019 (c)	15,291,952
25,000,000	USD	2.5% due 1/9/2019 (c)	24,985,156
		Exxon Mobil Corp.:
15,000,000	USD	2.45% due 1/4/2019	14,995,998
25,000,000	USD	2.39% due 1/10/2019	24,983,202
25,000,000	USD	Henkel Corp., 2.46% due 1/15/2019 (c)	24,974,479
41,900,000	USD	Hershey Co., 2.38% due 1/4/2019 (c)	41,889,115
25,000,000	USD	Roche Holdings, Inc., 2.29% due 1/3/2019 (c)	24,995,188
11,800,000	USD	Siemens Capital Co., LLC, 2.35% due 1/2/2019 (c)	11,798,491
25,000,000	USD	Walmart Inc., 2.41% due 1/7/2019 (c)	24,988,528

			291,855,682

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments December 31, 2018

Principal
Amount		Description	Fair Value

Treasury Bills — 0.1%
4,000,000	USD	U.S. Treasury Bill, due 3/7/2019 (e)	$3,982,794

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $295,855,064)	295,838,476

		TOTAL INVESTMENTS — 99.8% (Cost — $3,083,618,048)	2,973,092,387
		Other Assets In Excess of Liabilities — 0.2%	5,221,771

		TOTAL NET ASSETS — 100.0%	$2,978,314,158

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2018:
		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	DECEMBER 31, 2018	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/08/2019	AUD	30,598,000	$22,573,365	$21,576,216	$997,149
euro	State Street Bank & Trust Co.	03/08/2019	EUR	57,743,000	66,220,210	66,514,780	(294,570)
Japanese yen	State Street Bank & Trust Co.	03/08/2019	JPY	16,335,300,000	145,059,277	149,745,607	(4,686,330)
South Korean won	State Street Bank & Trust Co.	01/09/2019	KRW	171,598,000,000	153,039,534	154,072,674	(1,033,140)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(5,016,891)

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
AUD	-	Australian dollar
CI	-	Investment certificates (non-voting)
EUR	-	euro
JPY	-	Japanese yen
KRW	-	South Korean won
NOK	-	Norwegian krone
NV	-	Non-voting
PIK	-	Payment-in-kind
USD	-	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES			SHARES HELD	FAIR VALUE		CHANGE IN
	HELD AT			AT	AT		UNREALIZED
	SEPTEMBER	SHARE	SHARE	DECEMBER	DECEMBER 31,	REALIZED	APPRECIATION/	DIVIDEND
SECURITY	30, 2018	ADDITIONS	REDUCTIONS	31, 2018	2018	LOSS	(DEPRECIATION)	INCOME*

APT Satellite Holdings
Ltd.	51,262,000	6,183,500	—	57,445,500	$22,815,338	—	$2,020,203	$262,421
Asia Satellite
Telecommunications
Holdings Ltd.**	15,821,000	4,932,000	—	20,753,000	13,966,964	—	(1,650,979)	364,460
Clear Media Ltd.	40,065,030	—	727,000	39,338,030	30,694,766	$(85,205)	1,558,928	—
F@N
Communications Inc.	4,019,800	—	—	4,019,800	19,761,990	—	(4,862,026)	692,284
Kyung Dong
Pharmaceutical Co.,
Ltd. **	776,276	461,358	—	1,237,634	12,622,522	—	(1,430,487)	—
Techno Medica Co.,
Ltd.	556,900	—	12,000	544,900	10,363,781	(20,042)	258,891	—

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments December 31, 2018

WHANIN
Pharmaceutical Co.,
Ltd.	1,607,014	—	34,965	1,572,049	27,039,845	(99,494)	(3,250,219)	—

Total					$137,265,206	$(204,741)	$(7,355,689)	$1,319,165

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at September 30, 2018.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of December 31, 2018, portfolio securities valued at $3,982,794 were segregated, of which $1,033,140 is used to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	19.2%
Industrials	14.3%
Communication Services	10.6%
Health Care	9.6%
Consumer Staples	9.5%
Gold & Gold Mining	8.4%
Financials	6.6%
Technology	5.0%
Energy	2.9%
Materials	2.4%
Holding Company	1.3%
Short-Term Investments	9.9%
Supranational Bonds	0.1%
Other (a)	0.2%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the "Adviser") to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$1,223,577,623	$1,364,170,033	$—	$2,587,747,656
United States	1,312,317,921	—	—	1,312,317,921
Corporate notes & bonds	—	166,927,852	—	166,927,852
Convertible bonds	—	3,168,146	—	3,168,146
Commodities	411,099,626	—	—	411,099,626
Short-term investments	—	2,008,595,083	—	2,008,595,083

Total assets	$2,946,995,170	$3,542,861,114	$—	$6,489,856,284

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$3,773,480	—	$3,773,480

For the year ended September 30, 2018 and the period ended December 31, 2018, there were no level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$1,146,709,483	$1,107,826,660	$—	$2,254,536,143
United States	86,202,347	—	—	86,202,347
Preferred stocks	—	22,966,381	—	22,966,381
Corporate notes & bonds	—	76,681,342	—	76,681,342
Convertible bonds	—	4,919,819	—	4,919,819
Supranational bonds	—	4,332,457	—	4,332,457
Commodities	227,615,422	—	—	227,615,422
Short-term investments	—	295,838,476	—	295,838,476

Total assets	$1,460,527,252	$1,512,565,135	$—	$2,973,092,387

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$5,016,891	—	$5,016,891

For the year ended September 30, 2018 and the period ended December 31, 2018, there were no level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2018, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2018, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2018.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$3,773,480

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$5,016,891

During the period ended December 31, 2018, the Worldwide Fund had average notional values of $405,494,471 on open forward foreign currency contracts to sell.

During the period ended December 31, 2018, the International Fund had average notional values of $415,860,138 on open forward foreign currency contracts to sell.

Item 2.           Controls and Procedures.

(a)           Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2019

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 28, 2019